S000030566 [Member] Investment Strategy - TCW Emerging Markets Local Currency Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities issued or guaranteed by non-financial companies, financial institutions and government entities in Emerging Market Countries (as defined in the paragraph below) denominated in the local currencies of an issuer, and in derivative instruments that provide investment exposure to such securities. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The Fund may invest in high yield or below investment grade bonds (commonly known as “junk bonds”), which are bonds rated below BBB by S&P Global Ratings or below Baa by Moody’s Investors Service, Inc., or, if unrated, bonds deemed by the Fund’s investment advisor to be of comparable quality.
An “Emerging Market Country” means any of the countries in the J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified, the J.P. Morgan Corporate Emerging Market Bond Index (CEMBI) Broad Diversified, the J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM), the MSCI Total Return Emerging Markets Index (Net) and the MSCI Frontier Markets Index. Emerging Markets corporate debt includes the debt of companies in each of these indices and debt of companies in the countries that are in each of these indices.
The Fund may invest in distressed or defaulted securities where the portfolio managers believe the restructured enterprise valuations or liquidation valuations may significantly exceed current market values. The Fund may invest in derivative instruments, such as credit-linked notes, structured investments, options, futures, options on futures (including those related to options, securities, foreign currencies, indexes and interest rates), forward contracts, swaps (including interest rate and credit default swaps) and options on swaps, for investment management (e.g., as a substitute for investing directly in debt securities and currencies, to increase returns, to manage credit or interest rate risk, or to manage the effective maturity or duration of the Fund’s investment portfolio) or hedging purposes. The Fund also may make forward commitments in which the Fund agrees to buy or sell a security in the future at a price agreed upon today. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
In allocating investments among various Emerging Market Countries, the portfolio managers attempt to analyze internal political, market and economic factors. These factors include, but are not limited to:
•	Public finances;
•	Monetary policy;
•	External accounts;
•	Financial markets;
•	Foreign investment regulations;
•	Exchange rate policy;
•	Labor conditions;
•	Political outlook;
•	Structural reform policy; and
•	ESG factors.
Portfolio securities and other instruments may be sold for a number of reasons, including when the portfolio managers believe that (i) an individual security or instrument has reached its sell target, (ii) there has been a deterioration in the credit fundamentals of an issuer, (iii) there are negative macroeconomic or geopolitical considerations that may affect an issuer, (iv) another security or instrument may offer a better investment opportunity, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.